Stock Based Compensation (Details 6) - Equity Option [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
3.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	339,000
Weighted Average Remaining Contractual Life	9 years 6 months
Weighted Average Exercise Price | $ / shares	$ 3.9600
Shares Exercisable at 12/31/2019 | shares	169,500
Weighted Average Remaining Contractual Life	9 years 6 months
Weighted Average Exercise Price | $ / shares	$ 3.9600
9.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	12,000
Weighted Average Remaining Contractual Life	10 years
Weighted Average Exercise Price | $ / shares	$ 9.0000
Shares Exercisable at 12/31/2019 | shares
Weighted Average Remaining Contractual Life	0 years
Weighted Average Exercise Price | $ / shares
11.00 – 13.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	97,400
Weighted Average Remaining Contractual Life	9 years 8 months 2 days
Weighted Average Exercise Price | $ / shares	$ 11.3634
Shares Exercisable at 12/31/2019 | shares	33,350
Weighted Average Remaining Contractual Life	9 years 5 months 27 days
Weighted Average Exercise Price | $ / shares	$ 12.0615
20.50 – 27.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	147,000
Weighted Average Remaining Contractual Life	7 years 10 months 21 days
Weighted Average Exercise Price | $ / shares	$ 24.4918
Shares Exercisable at 12/31/2019 | shares	89,750
Weighted Average Remaining Contractual Life	7 years 8 months 16 days
Weighted Average Exercise Price | $ / shares	$ 26.0047
30.00 – 35.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	124,000
Weighted Average Remaining Contractual Life	7 years 6 months
Weighted Average Exercise Price | $ / shares	$ 34.4012
Shares Exercisable at 12/31/2019 | shares	86,672
Weighted Average Remaining Contractual Life	7 years 6 months 7 days
Weighted Average Exercise Price | $ / shares	$ 34.1981
Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019 | shares	719,400
Weighted Average Remaining Contractual Life	8 years 10 months 10 days
Weighted Average Exercise Price | $ / shares	$ 14.4889
Shares Exercisable at 12/31/2019 | shares	379,272
Weighted Average Remaining Contractual Life	8 years 7 months 13 days
Weighted Average Exercise Price | $ / shares	$ 16.7991